AXA Equitable [LOGO]	Shane E. Daly Counsel Tel No. (212) 314-3912 Fax No. (212) 314-3953

VIA EDGAR

December 23, 2011

U.S. Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Initial Filing of the Registration Statement on Form N-4 for AXA Equitable Life Insurance Company (CIK # 0001537470) (“Registration Statement”)

Commissioners:

We are filing pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account No. 70. Please note that the prospectus within the Registration Statement is redacted. Concurrent with the filing of the Registration Statement, we are filing a complete copy of the prospectus as correspondence for the Staff’s review. We believe the filing of a redacted prospectus within the Registration Statement is consistent with prior precedent established by MetLife Investors USA Separate Account A (see File No. 333-54464).

This Registration Statement relates to a new national version of the Retirement Cornerstone® Series variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account No. 70. The contract will be offered and sold through both AXA Equitable’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account No. 70, and the distributors of Retirement Cornerstone® Series contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

Financial statements, exhibits and other financial information will be provided in a subsequent pre-effective amendment.

It is proposed that the public offering of the securities described in the Registration Statements commence as soon as practicable on or about April 30, 2012 following the effectiveness of the Registration Statement.

Please contact the undersigned at (212) 314-3912 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Shane E. Daly
Shane E. Daly

cc: Alison White, Esq., Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104